Stockholders' Equity (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 23, 2020	Oct. 30, 2020	Oct. 12, 2020	Oct. 01, 2020	Sep. 23, 2020	Sep. 22, 2020	Sep. 16, 2020	Aug. 10, 2020	Aug. 01, 2020	Jul. 29, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 18, 2020	Jun. 04, 2020	Jun. 02, 2020	May 07, 2020	May 04, 2020	May 31, 2020	Nov. 30, 2020	Aug. 31, 2020	Aug. 20, 2020	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Aug. 17, 2020	Jul. 02, 2020	Apr. 29, 2020
Class of Stock [Line Items]
Preferred stock, authorized																		1,000,000	1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, par value																		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized																		20,000,000	36,000,000			36,000,000		20,000,000	20,000,000	20,000,000
Common stock holders rights																						One vote for each share.		One vote for each share.
Common stock, issued																		7,988,975	1,217,376			1,217,376		7,988,975	7,003,975
Common stock, outstanding																		7,988,975	1,217,376			1,217,376		7,988,975	7,003,975
Number of common stock shares issued														10,738								250,000
Number of shares of common stock restricted																					150,000
Share price														$ 9.28
Proceeds from issuance of common stock														$ 100,000
Debt instrument, default interest rate																											10.00%
Number of common stock issued, value																				$ 25,000		$ 216,625		$ 87,700
Stock issued during period, shares, acquisitions																						37,941
Value of shares issued for acquisition																			$ 413,544	$ 165,000					$ 6,090,000
Stock-based compensation																						$ 241,557
Number of common stock shares issued for services																								5,899
Value of common stock shares issued for services																									$ 2,125,000
Number of common stock shares issued stock based compensation										757,000												95,700
Accrued compensation																						$ 669,215
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued								4,167
Share price								$ 7.28
Debt instrument, default interest rate								12.00%
Debt instrument, face amount								$ 333,333
Issuance of warrants	375,000
Warrants description	For purposes of this Warrant, the term "Exercise Price" shall mean 110% of the public offering price of the Company's common stock under the public offering contemplated by the registration statement on Form S-1 filed by the Company on October 23, 2020 (the "Uplist Offering"), provided, however, that if the Uplist Offering has not been consummated on or before May 23, 2021, then the Exercise Price shall mean the closing bid price of the Company's common stock on December 23, 2020, subject to adjustment as provided in the warrant (including but not limited to cashless exercise), and the term "Exercise Period" shall mean the period commencing on the earlier of (i) the date of the Company's consummation of the Uplist Offering or (ii) May 23, 2021, and ending on the five-year anniversary thereof.
Fair value of warrants	$ 157,438
Marketing Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued									3,472
Share price									$ 1.10
Professional fees									$ 15,185
Prepaid expenses									$ 7,593
Fort Bliss U.S. Military Base [Member] | Restricted Shares [Member]
Class of Stock [Line Items]
Share price											$ 8.80
Stock issued during period, shares, acquisitions											18,750
Value of shares issued for acquisition											$ 165,000
Ignatious O'Riley [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price						$ 9.84
Number of shares issued for exchange of acquisition asset						2,989
Value of shares issued for exchange of acquisition asset						$ 29,416
Five Point Legacy Corp [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price					$ 9.76
Number of shares issued for exchange of acquisition asset					4,506
Value of shares issued for exchange of acquisition asset					$ 43,974
Parryproject LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price				$ 10.48
Number of shares issued for exchange of acquisition asset				3,688
Value of shares issued for exchange of acquisition asset				$ 38,650
Centore Entertainment Corp [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price				$ 10.48
Number of shares issued for exchange of acquisition asset				8,402
Value of shares issued for exchange of acquisition asset				$ 88,052
JAR Mathis Holdings [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price			$ 12.00
Number of shares issued for exchange of acquisition asset			6,202
Value of shares issued for exchange of acquisition asset			$ 74,423
B&R Franchise Investments, LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price		$ 11.44
Number of shares issued for exchange of acquisition asset		4,202
Value of shares issued for exchange of acquisition asset		$ 46,068
Nextgen Gaming, LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price		$ 11.44
Number of shares issued for exchange of acquisition asset		3,255
Value of shares issued for exchange of acquisition asset		$ 37,237
10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, default interest rate																											10.00%
Debt instrument, face amount																											$ 152,500
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Class of Stock [Line Items]
Number of common stock shares issued											1,250
Number of shares of common stock restricted											1,250						10,000
Share price											$ 7.92						$ 0.99
Debt instrument, default interest rate											10.00%																	10.00%
Number of common stock issued, value											$ 9,900
Debt instrument, face amount											$ 152,000						$ 152,500											$ 152,000
William H. Herrmann [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																		2,976
Share price																		$ 8.72						$ 8.72
Value shares of common stock restricted																		$ 25,000
Stock-based compensation																		$ 95,700
William H. Herrmann [Member] | Restricted Shares [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted															23,809	22,936
Value shares of common stock restricted															$ 25,000	$ 25,000
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price																$ 1.09
Accredited Investor [Member]
Class of Stock [Line Items]
Number of common stock shares issued													6,875
Share price													$ 9.04
Number of common stock issued, value													$ 62,150
Accredited Investor [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Number of common stock shares issued													6,875
Share price													$ 9.04
Proceeds from issuance of common stock													$ 550,000
Debt instrument, default interest rate													12.00%
Vendor [Member]
Class of Stock [Line Items]
Accounts payable														$ 33,865
Vendor [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Number of common stock shares issued														3,125
Share price														$ 14.72
Number of common stock issued, value														$ 46,000
Debt settlement expense														$ 12,135
Various Employees [Member]
Class of Stock [Line Items]
Share price												$ 7.76
Number of common stock shares issued stock based compensation												12,334
Officers [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																			9,844
Value shares of common stock restricted																			$ 119,632
Stock-based compensation																			$ 119,632
Number of common stock shares issued for services																				84,062
Employee [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services																				19,779
Officer and Employees [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted							2,813
Share price							$ 9.04
Value shares of common stock restricted							$ 25,420
Professional fees							$ 25,420
Minimum [Member]
Class of Stock [Line Items]
Common stock, authorized																										20,000,000
Share price																				$ 6.56
Minimum [Member] | Officers [Member]
Class of Stock [Line Items]
Share price																			$ 9.04			$ 9.04
Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																										36,000,000
Share price																				$ 14.72
Maximum [Member] | Officers [Member]
Class of Stock [Line Items]
Share price																			$ 11.44			$ 11.44